Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Line Items]
Schedule of Lease liabilities	Lease liabilities
	December 31
	2024	2023
Composition:

Lease liabilities in respect of lease of vehicles	76	93
Lease liabilities in respect of lease of office space	832	-
Less current maturities	100	60
	808	33

Schedule of Lease Liabilities Subsequent	The contractual repayment dates of the lease liabilities subsequent December 31, 2024:
First year - current maturities	100
Second year	77
Third year onwards	731
908

Schedule of Lease Transactions	Additional details regarding lease transactions
	For the year ended December 31,
	2024	2023
Finance expenses for lease liabilities	34	12

Expenses short-term leases (*)	48	116

Cash flow used in lease transactions	116	81

(*)	The Company has expenses in respect of the lease of offices for a period shorter than 12 months. The Company applied to this lease the exemption made available in the standard and recognized the lease costs on a straight-line basis over the lease term.

Right Of Use Assets [Member]
Leases [Line Items]
Schedule of Changes in the Right-of-Use Assets	Set forth below are the changes in the right-of-use assets attributed to vehicles:
	Vehicles	Office space	Total
Cost
As of January 1, 2023	302	-	302
Additions	39	-	39
Derecognitions	(111)	-	(111)
As of December 31, 2023	230	-	230
Additions	45	858	903
Derecognitions	(37)	-	(37)
As of December 31, 2024	238	858	1,096

Accumulated depreciation
As of January 1, 2023	170	-	170
Addition	76	-	76
Derecognitions	(111)	-	(111)
As of December 31, 2023	135	-	135
Additions	64	35	99
Derecognitions	(37)	-	(37)
As of December 31, 2024	162	35	197

Amortized cost
As of December 31, 2024	76	823	899

As of December 31, 2023	95	-	95